Current and Deferred Components of Income Tax (Benefit) Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Current income taxes	$ 4,977	$ 1,959	$ 463
Deferred
Deferred income taxes	(607)	(1,640)	(751)
Income tax (benefit) expense	4,370	319	(288)
PRC
Current
Current income taxes	3,865	808	289
Deferred
Deferred income taxes	(122)	(983)	(349)
Others
Current
Current income taxes	1,112	1,151	174
Deferred
Deferred income taxes	$ (485)	$ (657)	$ (402)